Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements of liabilities reconcile to cash flows arising from financing activities
Balance at beginning of period	€ 17,640	€ 323
Proceeds from borrowings	0	17,500	€ 0
Repayment of borrowings	(580)	(92)	(2,128)
Subtotal	17,060	17,408
Changes in capitalized borrowing costs, net	557	(91)
Balance at end of period	€ 17,617	€ 17,640	€ 323